Long-Term Investments (Tables)	12 Months Ended
Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of long-term investments
	2022	2021
Huashang Micro Finance Co.	$5,341,956	$5,897,508
Longwan Rural Commercial Bank	6,323,469	6,981,097
Wenzhou Longlian Development Co., Ltd	1,171,491	1,293,323
Total	$12,836,916	$14,171,928